Condensed Consolidated Statements of Changes In Shareholders' Deficit Equity - USD ($) $ in Thousands	Total	Revision of Prior Period, Reclassification, Adjustment [Member]	Redeemable Convertible Prime Preferred Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Redeemable Convertible Senior Preferred Stock [Member]	Preferred Stock [Member] Redeemable Convertible Prime Preferred Stock [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Preferred Stock [Member] Founders Convertible Preferred Stock [Member]	Preferred Stock [Member] Founders Convertible Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Founders Convertible Preferred Stock [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Preferred Stock [Member] Series C One Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Series D One Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Revision of Prior Period, Reclassification, Adjustment [Member]
Beginning balance at Dec. 31, 2018	$ (316,492)	$ (316,492)					$ 522,357		$ 522,357									$ 53,590	$ 53,590	$ (87)	$ (87)	$ (369,995)	$ (369,995)
Beginning balance (in shares) at Dec. 31, 2018							112,844,442	(13,589,137)	99,255,305	4,540,177	(546,745)	3,993,432			16,375,119	(1,971,951)	14,403,168
Net loss	(387,482)																					(387,482)
Issuance of Common Stock to Board of Directors (in shares)															6,302,818
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	1,219																	1,219
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)															2,105,336
Vesting of Common Stock shares															7,807,303
Stock-based compensation expense	30,738																	30,738
Issuance of Series D Redeemable Convertible Preferred Stock, net of issuance costs							$ 211,433
Issuance of Series D Redeemable Convertible Preferred Stock, net of issuance costs (in shares)							14,409,859
Foreign currency translation adjustment	(583)																			(583)
Issuance of Redeemable Convertible Senior Preferred Stock, net of derivatives and issuance costs, and conversion of Common Stock to Redeemable Convertible Prime Preferred Stock													$ 60,510	$ 8,271
Issuance of Redeemable Convertible Senior Preferred Stock, net of derivatives and issuance costs, and conversion of Common Stock to Redeemable Convertible Prime Preferred Stock (in shares)													4,535,550	563,158
Ending balance at Dec. 31, 2019	(672,600)						$ 802,571											85,547		(670)		(757,477)
Ending balance (in shares) at Dec. 31, 2019							118,763,872			3,993,432					30,618,625
Net loss	(208,230)																					(208,230)
Issuance of Common Stock to Board of Directors (in shares)															4,201,879
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	933																	933
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)															5,085,362
Vesting of Common Stock shares															7,807,303
Stock-based compensation expense	6,174																	6,174
Issuance of Series D Redeemable Convertible Preferred Stock, net of issuance costs							$ 51,711
Issuance of Series D Redeemable Convertible Preferred Stock, net of issuance costs (in shares)							3,524,037
Issuance of Series D and D-2 Redeemable Convertible Preferred Stock for acquisition of CIRC							$ 190,000
Issuance of Series D and D-2 Redeemable Convertible Preferred Stock for acquisition of CIRC (in shares)							12,937,248
Foreign currency translation adjustment	13,675																	13,675
Ending balance at Dec. 31, 2020	(860,048)						$ 1,044,282											92,654		13,005		(965,707)
Ending balance (in shares) at Dec. 31, 2020							135,225,157			3,993,432					47,713,169
Net loss	(196,333)																					(196,333)
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises	423																	423
Issuance of Common Stock through exercise of stock options and expiration of repurchase provision for early exercises (in shares)															3,958,163
Vesting of Common Stock shares															4,032,188
Stock-based compensation expense	86,631																	86,631
Conversion of Redeemable Convertible Preferred Stock to Common Stock	1,044,282			$ (1,044,282)														1,044,282
Conversion of Redeemable Convertible Preferred Stock to Common Stock (in shares)				(135,225,157)											135,225,157
Conversion of Common Stock to Redeemable Convertible Prime Preferred Stock and Exchanged Common Stock	(1,044,282)			$ 1,044,282														(1,044,282)
Conversion of Common Stock to Redeemable Convertible Prime Preferred Stock and Exchanged Common Stock (in shares)				135,225,157											(135,225,157)
Issuance of Redeemable Convertible Senior Preferred Stock, net of issuance costs, and accrual of paid-in kind dividends	(15,540)			$ 255,863														(15,540)
Issuance of Redeemable Convertible Senior Preferred Stock, net of issuance costs, and accrual of paid-in kind dividends (in shares)				45,397,329
Conversion of Redeemable Convertible Prime Preferred Stock, Exchanged Common Stock, Redeemable Convertible Senior Preferred Stock, and Founders Convertible Preferred Stock to Common Stock	1,300,145				$ (255,863)	$ (1,044,282)									$ 24			1,300,121
Conversion of Redeemable Convertible Prime Preferred Stock, Exchanged Common Stock, Redeemable Convertible Senior Preferred Stock, and Founders Convertible Preferred Stock to Common Stock (in shares)			(135,225,157)		(45,397,329)					(3,993,432)					184,615,918
Issuance of Common Stock through Business Combination and PIPE financing, net of transaction costs	11,014														$ 3			11,011
Issuance of Common Stock through Business Combination and PIPE financing, net of transaction costs (in shares)															32,304,509
Foreign currency translation adjustment	(5,467)																			(5,467)
Ending balance at Dec. 31, 2021	$ 320,825														$ 27			$ 1,475,300		$ 7,538		$ (1,162,040)
Ending balance (in shares) at Dec. 31, 2021															272,623,947